Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following tables show the net monetary position of the respective subsidiaries within the Group categorized by functional currency. Non-U.S. Dollar amounts are presented in U.S. Dollars for purpose of these tables.

	2025
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Chilean Peso	U.S. Dollar	Total
Argentine Peso	26,636	—	—	(3,964)	22,672
Brazilian Reais	—	(609,955)	—	—	(609,955)
U.S. Dollar	(864,198)	(250,999)	1,509	(162,066)	(1,275,754)
Uruguayan Peso	—	—	—	(2,046)	(2,046)
Euro	(817)	—	—	(27,991)	(28,808)
Total	(838,379)	(860,954)	1,509	(196,067)	(1,893,891)

	2024
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	3,374	—	—	—	3,374
Brazilian Reais	—	(553,476)	—	—	(553,476)
U.S. Dollar	(189,915)	(201,818)	35,958	(22,319)	(378,094)
Uruguayan Peso	—	—	(4,476)	—	(4,476)
Total	(186,541)	(755,294)	31,482	(22,319)	(932,672)

		Functional currency
Net monetary position		Argentine Peso	Brazilian Reais	Chilean / Uruguayan Peso	Total
2025	U.S. Dollar	(216,050)	(25,100)	151	(240,999)
2024	U.S. Dollar	(47,479)	(20,182)	3,596	(64,065)

Schedule of Maturity Analysis for Derivative and Non-Derivative Financial Liabilities
The tables below analyze the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables where discounting is not applied.

At December 31, 2025	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	636,302	700	—	—	637,002
Borrowings	287,893	644,624	289,270	1,056,506	2,278,293
Leases Liabilities	82,106	78,290	174,658	179,537	514,591
Derivative financial instruments	5,394	—	—	—	5,394
Total	1,011,695	723,614	463,928	1,236,043	3,435,280

At December 31, 2024	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	174,096	767	—	—	174,863
Borrowings	242,332	153,989	500,453	107,225	1,003,999
Leases Liabilities	66,365	82,192	183,204	196,594	528,355
Derivative financial instruments	5,779	—	—	—	5,779
Total	488,572	236,948	683,657	303,819	1,712,996

Schedule of Financial Instruments by Type of Interest Rate
The following tables show a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary debt holder. These analyses are performed after giving effect to interest rate swaps.

The analysis for the year ended December 31, 2025 and 2024 is as follows:

	2025
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	U.S. Dollar	Total
Fixed rate:
Argentine Peso	82	—	—	82
Brazilian Reais	—	84,665	—	84,665
U.S. Dollar	255,992	297,765	720,987	1,274,744
Subtotal fixed-rate borrowings	256,074	382,430	720,987	1,359,491
Variable rate:
Brazilian Reais	—	204,145	—	204,145
Euro	—	—	29,373	29,373
Subtotal variable-rate borrowings	—	204,145	29,373	233,518
Total borrowings as per statement of financial position	256,074	586,575	750,360	1,593,009

	2024
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	U.S. Dollar	Total
Fixed rate:
Argentine Peso	8,827	—	—	8,827
Brazilian Reais	—	39,370	—	39,370
U.S. Dollar	83,500	292,293	152,782	528,575
Subtotal fixed-rate borrowings	92,327	331,663	152,782	576,772
Variable rate:
Brazilian Reais	—	189,339	—	189,339
U.S. Dollar	13,445	—	—	13,445
Subtotal variable-rate borrowings	13,445	189,339	—	202,784
Total borrowings as per statement of financial position	105,772	521,002	152,782	779,556

For the years ended December 31, 2025 and 2024, if interest rates on floating-rate borrowings had been 1% higher with all other variables held constant, the Group’s Profit before income tax for the years would have decreased as shown below. A 1% decrease in interest rates would have an equal and opposite effect on the income statement.

	2025
	Subsidiaries’ functional currency
Rate per currency denomination	Brazilian Reais	U.S. Dollar	Total
Variable rate:
Brazilian Reais	(2,041)	—	(2,041)
Euro	—	(294)	(294)
Total effects on profit before income tax	(2,041)	(294)	(2,335)

	2024
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reias	Total
Variable rate:
Brazilian Reais	—	(1,893)	(1,893)
U.S. Dollar	(134)	—	(134)
Total effects on profit before income tax	(134)	(1,893)	(2,027)

Schedule of Capital Risk Management	During the year ended December 31, 2025, the strategy was to maintain the gearing ratio within 0.30 to 0.60, as follows:

	2025	2024
Total borrowings	1,593,009	779,556
Total equity	1,792,291	1,408,101
Total capital	3,385,300	2,187,657
Gearing ratio	0.47	0.36

Schedule of Financial Instruments
The following tables show the outstanding positions for each type of derivative contract as of the date of each statement of financial position:

▪ Futures / options

As of December 31, 2025:

	2025
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Sugar	170	43,680	1,611	(1,764)
Ethanol	13	36,700	(194)	(194)
Options:
Buy put
Sugar	46	(323)	(368)	(651)
Total	229	80,057	1,049	(2,609)
 As of December 31, 2024:

	2024
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Soybean	2	407	(18)	(18)
Wheat	3	697	16	16
Sugar	46	19,357	854	3,446
OTC:
Sugar	5	2,509	160	828
Total	56	22,970	1,012	4,272
(*) Included in the line item “gain / (loss) from commodity derivative financial instruments” of Note 8.
(**) All quantities expressed either in tons or cubic meters, as applicable.
Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.